UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  unknown

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Kaufman
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Joshua Kaufman         New York, New York          May 14, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $127,126 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                Title of             Mkt Value    SH/PRN   SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                   Class       CUSIP    (x1,000)    Amount   PRN CALL  Disc  Managers  Sole   Shared None
AFC ENTERPRISES INC           Common       00104Q107       564     62,700  SH       Shared           62,700
AIR METHODS CORP              Com Par $.06 009128307    11,619    240,220  SH       Shared          240,220
ALLEGHENY ENERGY INC          Common       017361106     7,323    145,000  SH       Shared          145,000
ATLAS AIR WORLDWIDE HLDGS INC Common       049164205    11,314    205,700  SH       Shared          205,700
ATWOOD OCEANICS INC           Common       050095108     3,872     42,210  SH       Shared           42,210
CALLIDUS SOFTWARE INC         Common       13123E500     1,668    346,878  SH       Shared          346,878
CONTANGO OIL & GAS CO         Common New   21075N204    11,021    170,570  SH       Shared          170,570
CORRECTIONS CORP AMERICA NEW  Common New   22025Y407     6,386    232,061  SH       Shared          232,061
COVANTA HOLDING CORP          Common       22282E102     9,939    361,427  SH       Shared          361,427
DYNAMEX INC                   Common       26784F103     2,463     97,336  SH       Shared           97,336
EINSTEIN NOAH REST GROUP INC  Common       28257U104     1,594    186,218  SH       Shared          186,218
EMC CORP MASS                 Common       268648102    10,886    759,123  SH       Shared          759,123
GENTEK INC                    Common New   37245X203    11,967    397,835  SH       Shared          397,835
HILL INTERNATIONAL INC        Common       431466101     5,198    415,484  SH       Shared          415,484
HORIZON LINES INC             Common       44044K101     4,156    223,300  SH       Shared          223,300
LOEWS CORP                    Common       540424108    19,375    481,731  SH       Shared          481,731
ORIGEN FINL INC               Common       68619E208       185    156,593  SH       Shared          156,593
PAPA JOHNS INTL INC           Common       698813102     4,308    177,948  SH       Shared          177,948
REIS INC                      Common       75936P105     1,241    231,928  SH       Shared          231,928
TYLER TECHNOLOGIES INC        Common       902252105     2,047    146,400  SH       Shared          146,400
                                                       127,126